GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2016, 2017 and 2018 are as follows:

	Gross amount	Accumulated impairment loss	Net amount
	RMB	RMB	RMB
Balance at January 1, 2016	10,342,694	-	10,342,694
Impairment allowance	-	(10,561,857)	(10,561,857)
Translation difference	219,163	-	219,163
Balance at December 31, 2016	10,561,857	(10,561,857)	-
Translation difference	-	-	-
Balance at December 31, 2017 and 2018	-	-	-
Balance at December 31, 2017 and 2018 US$ (Note 3)	-	-	-